Income Taxes - Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Total net income (loss)	$ 3,299	$ 3,469
Income tax expense (benefit)	1,040	461
Total net income (loss) before income taxes	4,339	3,930
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Taxes at the combined Canadian federal and provincial statutory income tax rate	1,204	1,091
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(248)	(222)
Tax-exempt or low-taxed investment (income) loss	16	(304)
Adjustments in respect of prior years, including resolution of tax disputes	(6)	(13)
Tax (benefit) cost of unrecognized tax losses and tax credits	23	(25)
Tax rate and other legislative changes	0	(51)
Other	51	(15)
Total income tax expense (benefit)	$ 1,040	$ 461
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxes at the combined Canadian federal and provincial statutory income tax rate	27.75%	27.80%
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(5.70%)	(5.70%)
Tax-exempt or low-taxed investment (income) loss	0.40%	(7.70%)
Adjustments in respect of prior years, including resolution of tax disputes	(0.10%)	(0.30%)
Tax (benefit) cost of unrecognized tax losses and tax credits	0.50%	(0.70%)
Tax rate and other legislative changes	0.00%	(1.30%)
Other	1.10%	(0.40%)
Effective income tax rate	24.00%	11.70%